Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Contributed Equity

	Note	Consolidated
		June 30, 2022 A$	June 30, 2021 A$
Fully paid ordinary shares	20(a)	357,745,803	303,760,351
Options over ordinary shares – listed		9,661,954	9,661,954

		367,407,757	313,422,305

Summary of Ordinary Shares
In November 2019, the shareholders approved a 10 to 1 share consolidation during the 2019 Annual General Meeting. Refer to notes 15 and 16 for impact of the 10 to 1 share consolidation to US warrants and convertible notes, respectively.
(a) Ordinary Shares

	Note	June 30, 2022		June 30, 2021
		No.	A$	No.	A$
At the beginning of reporting period		748,152,935	303,760,351	487,630,938	233,328,553
Shares issued during the year (pre-share consolidation)	20(b)	—	—	—	—
Transaction costs relating to share issues		—	(2,386,919)	—	(2,135,000)
Exercise of performance rights (pre-share consolidation)	20(b)	—	—	—	—
Share consolidation		—	—	—	—
Exercise of performance rights (post share consolidation)	20(b)	3,200,000	872,250	5,487,851	1,571,294
Shares issued during the year (post share consolidation)	20(b)	102,769,866	53,440,330	149,630,586	43,307,232
Conversion of Convertible Notes (shares issued during the period)	20(b)	12,117,014	2,059,791	71,131,450	12,092,937
Exercise of warrants (shares issued during the period)	20(b)	—	—	34,272,110	15,604,694
Transaction costs relating to exercise of warrants		—	—	—	(9,359)

At reporting date		866,239,815	357,745,803	748,152,935	303,760,351

Summary of Shares Issued
(b) Shares issued

2022 Details	Number	Issue Price A$	Total A$
Shares issued under Securities Purchase Plan	13,799,149	0.52	7,175,557
Share placement July 2022	88,970,717	0.52	46,264,773
Performance rights exercised (transfer from share-based payment reserve)	3,200,000	0.27	872,250
Convertible Notes exercised	12,117,014	0.17	2,059,791

	118,086,880		56,372,371

2021 Details	Number	Issue Price A$	Total A$
Share placement November 2020	123,216,687	0.24	29,572,005
Share placement June 2021	26,413,899	0.52	13,735,227
Performance rights exercised pre share consolidation (transfer from share-based payment reserve) *	5,487,851	0.29	1,571,294
Convertible Notes exercised	71,131,450	0.17	12,092,937
Exercise of warrants	34,272,110	0.46	15,604,694

	260,521,997		72,576,157

Summary of Unlisted Options
Unlisted Options

Expiration Date	Exercise Price			Number
August 4, 2025		$0.248		847,600
January 5, 2023	US$	0.249	*	2,065,070	*

Total				2,912,670

*
1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up and their exercise prices have been adjusted accordingly in the above table to be comparable.